Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Sales	₩ 37,282	₩ 8,009	₩ 30,791
Purchases	156,259	177,666	325,144
KT Service Bukbu [Member]
Disclosure of transactions between related parties [Line Items]
Sales			2,143
Purchases			28,550
Information Technology Solution Nambu Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Sales			2,707
Purchases			24,025
Information Technology Solution Seobu Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Sales			2,324
Purchases			20,031
Information Technology Solution Busan Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Sales			1,496
Purchases			14,049
KT Service Nambu [Member]
Disclosure of transactions between related parties [Line Items]
Sales			1,972
Purchases			21,133
Information Technology Solution Honam Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Sales			2,050
Purchases			29,538
Information Technology Solution Daegu Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Sales			1,256
Purchases			18,272
KT Wibro Infra Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales		11	11
Purchases		391	814
Smart Channel Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales		766	6,545
Purchases			4,722
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [Line Items]
Sales	2,233	1,989	2,133
Purchases	35,532	37,469	38,167
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	704	663	752
Purchases	16,946	17,361	17,474
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	335	291	357
Purchases	8,514	12,220	12,227
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	455	408	310
Purchases	15,542	13,469	12,735
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	484	412	454
Purchases	16,380	15,797	15,829
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	987	891	964
Purchases	21,651	21,802	21,582
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	460	441	453
Purchases	15,957	15,346	15,482
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales	493	418	470
Purchases	14,294	14,389	17,004
Others [member]
Disclosure of transactions between related parties [Line Items]
Sales	1,149	1,719	4,394
Purchases	11,384	₩ 29,422	₩ 13,510
K Bank Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales	29,939
Purchases	59
NgeneBio [Member]
Disclosure of transactions between related parties [Line Items]
Sales	₩ 43